Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Municipal Bond Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Bond Opportunities ETF
Class Name	Fidelity® Municipal Bond Opportunities ETF
Trading Symbol	FMUB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Bond Opportunities ETF for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Opportunities ETF	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 243,673,728
Holdings Count | shares	596
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$243,673,728
Number of Holdings	596
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 27.6 Health Care 19.7 Transportation 13.6 Housing 10.8 Education 9.0 Special Tax 5.9 Others(Individually Less Than 5%) 10.3 96.9 AAA 5.5 AA 37.7 A 28.9 BBB 11.7 BB 2.1 Not Rated 11.0 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 5.5 AA - 37.7 A - 28.9 BBB - 11.7 BB - 2.1 Not Rated - 11.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.4 Alabama 10.6 Illinois 7.3 Florida 5.0 Pennsylvania 4.0